UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
January 31, 2019
MFS®  Global Equity Fund

Portfolio of Investments
1/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace – 4.1%
Honeywell International, Inc.	453,604	$ 65,151,142
MTU Aero Engines AG	91,772	19,768,947
United Technologies Corp.	237,008	27,983,535
		$ 112,903,624
Airlines – 1.2%
Aena S.A.	198,947	$ 34,339,380
Alcoholic Beverages – 6.1%
Ambev S.A.	2,224,878	$ 10,681,513
Carlsberg Group	166,056	18,977,392
Diageo PLC	1,651,395	62,845,610
Heineken N.V.	270,930	24,306,144
Pernod Ricard S.A.	311,963	51,775,560
		$ 168,586,219
Apparel Manufacturers – 3.7%
Burberry Group PLC	637,049	$ 15,052,496
Compagnie Financiere Richemont S.A.	377,667	25,984,188
LVMH Moet Hennessy Louis Vuitton SE	196,756	63,001,631
		$ 104,038,315
Automotive – 0.9%
Aptiv PLC	183,340	$ 14,507,694
Harley-Davidson, Inc.	246,158	9,073,384
		$ 23,581,078
Broadcasting – 3.7%
Omnicom Group, Inc.	204,225	$ 15,905,043
Walt Disney Co.	503,657	56,167,829
WPP Group PLC	2,592,200	29,572,586
		$ 101,645,458
Brokerage & Asset Managers – 0.7%
Deutsche Boerse AG	92,446	$ 12,300,841
Franklin Resources, Inc.	222,813	6,597,493
		$ 18,898,334
Business Services – 6.9%
Accenture PLC, “A”	442,760	$ 67,985,798
Adecco S.A.	262,530	13,128,480
Brenntag AG	290,280	13,705,497
Cognizant Technology Solutions Corp., “A”	472,867	32,949,373
Compass Group PLC	1,388,671	29,697,615
Equifax, Inc.	156,058	16,701,327
PayPal Holdings, Inc. (a)	203,448	18,058,044
		$ 192,226,134
Cable TV – 2.8%
Comcast Corp., “A”	2,154,913	$ 78,805,168
Chemicals – 2.8%
3M Co.	230,147	$ 46,098,444
PPG Industries, Inc.	291,980	30,786,371
		$ 76,884,815
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 2.9%
Check Point Software Technologies Ltd. (a)	330,829	$ 37,026,381
Oracle Corp.	883,160	44,361,127
		$ 81,387,508
Computer Software - Systems – 0.9%
Olympus Corp.	611,000	$ 25,173,853
Consumer Products – 6.1%
Colgate-Palmolive Co.	492,286	$ 31,841,059
Coty, Inc., “A”	1,679,818	13,035,388
Essity AB	2,381,066	65,839,928
Reckitt Benckiser Group PLC	767,533	59,022,602
		$ 169,738,977
Electrical Equipment – 3.5%
Amphenol Corp., “A”	175,443	$ 15,424,949
Legrand S.A.	415,737	24,630,127
Resideo Technologies, Inc. (a)	77,074	1,690,233
Schneider Electric S.A.	792,096	56,283,778
		$ 98,029,087
Electronics – 1.9%
Hoya Corp.	305,300	$ 17,652,324
Microchip Technology, Inc.	144,858	11,642,237
Samsung Electronics Co. Ltd.	584,377	24,416,997
		$ 53,711,558
Food & Beverages – 5.2%
Danone S.A.	657,356	$ 47,778,011
Kellogg Co.	413,902	24,424,357
Nestle S.A.	846,892	73,613,902
		$ 145,816,270
Gaming & Lodging – 0.4%
Sands China Ltd.	1,110,000	$ 5,306,711
Wynn Resorts Ltd.	44,808	5,511,832
		$ 10,818,543
Insurance – 1.1%
Aon PLC	194,499	$ 30,386,579
Internet – 0.8%
eBay, Inc.	690,480	$ 23,234,652
Machinery & Tools – 1.1%
Kubota Corp.	1,992,100	$ 31,346,885
Major Banks – 5.3%
Bank of New York Mellon Corp.	894,605	$ 46,805,734
Goldman Sachs Group, Inc.	133,319	26,398,495
State Street Corp.	633,773	44,934,506
UBS Group AG	2,214,511	28,615,281
		$ 146,754,016
Medical Equipment – 13.6%
Abbott Laboratories	585,295	$ 42,714,829
Cooper Cos., Inc.	122,797	34,230,892
Medtronic PLC	874,865	77,329,317
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Sonova Holding AG	52,625	$ 9,853,462
Stryker Corp.	294,150	52,232,215
Thermo Fisher Scientific, Inc.	345,227	84,811,917
Waters Corp. (a)	124,639	28,819,030
Zimmer Biomet Holdings, Inc.	453,422	49,676,914
		$ 379,668,576
Network & Telecom – 0.9%
Cisco Systems, Inc.	530,646	$ 25,094,249
Oil Services – 0.8%
National Oilwell Varco, Inc.	209,608	$ 6,179,244
NOW, Inc. (a)	122,411	1,656,221
Schlumberger Ltd.	313,524	13,860,896
		$ 21,696,361
Other Banks & Diversified Financials – 5.5%
American Express Co.	377,763	$ 38,796,260
Erste Group Bank AG	286,581	9,971,826
Grupo Financiero Banorte S.A. de C.V.	1,445,098	8,022,675
Julius Baer Group Ltd.	274,578	10,994,717
Kasikornbank PLC	991,580	6,424,652
Visa, Inc., “A”	585,891	79,101,144
		$ 153,311,274
Pharmaceuticals – 5.0%
Bayer AG	766,901	$ 58,110,018
Johnson & Johnson	84,617	11,260,830
Merck KGaA	207,443	21,744,686
Roche Holding AG	183,949	48,824,314
		$ 139,939,848
Railroad & Shipping – 3.7%
Canadian National Railway Co.	631,177	$ 52,715,903
Kansas City Southern Co.	481,540	50,922,855
		$ 103,638,758
Restaurants – 0.7%
Whitbread PLC	301,748	$ 19,341,410
Specialty Chemicals – 4.2%
Akzo Nobel N.V.	408,880	$ 35,268,783
L'Air Liquide S.A.	228,884	27,756,846
Linde PLC	260,187	42,199,680
Linde PLC	76,888	12,533,513
		$ 117,758,822
Specialty Stores – 0.9%
AutoZone, Inc. (a)	13,417	$ 11,368,761
Hermes International	9,934	5,962,667
Sally Beauty Holdings, Inc. (a)	394,820	6,798,800
		$ 24,130,228
Trucking – 1.7%
United Parcel Service, Inc., “B”	434,355	$ 45,781,017
Total Common Stocks		$ 2,758,666,996
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 2.47% (v)	20,409,305	$ 20,407,264

Other Assets, Less Liabilities – 0.2%		5,037,974
Net Assets – 100.0%		$ 2,784,112,234
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $20,407,264 and $2,758,666,996, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
1/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,521,830,377	$—	$—	$1,521,830,377
France	277,188,622	—	—	277,188,622
United Kingdom	215,532,319	—	—	215,532,319
Switzerland	211,014,343	—	—	211,014,343
Germany	125,629,988	—	—	125,629,988
Japan	48,999,209	25,173,853	—	74,173,062
Sweden	65,839,928	—	—	65,839,928
Netherlands	59,574,927	—	—	59,574,927
Canada	52,715,903	—	—	52,715,903
Other Countries	119,019,168	36,148,359	—	155,167,527
Mutual Funds	20,407,264	—	—	20,407,264
Total	$2,717,752,048	$61,322,212	$—	$2,779,074,260
For further information regarding security characteristics, see the Portfolio of Investments.
5

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,015,661	129,604,559	(113,210,915)	20,409,305
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$1,336	$—	$—	$81,286	$20,407,264

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2019, are as follows:
United States	55.6%
France	10.0%
United Kingdom	7.7%
Switzerland	7.6%
Germany	4.5%
Japan	2.7%
Sweden	2.4%
Netherlands	2.1%
Canada	1.9%
Other Countries	5.5%
6

Quarterly Report
January 31, 2019
MFS®  Global Total Return Fund

Portfolio of Investments
1/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 57.8%
Aerospace – 2.1%
Boeing Co.	17,601	$ 6,787,298
Honeywell International, Inc.	94,612	13,589,121
Lockheed Martin Corp.	39,548	11,456,660
Northrop Grumman Corp.	7,075	1,949,516
United Technologies Corp.	37,743	4,456,316
		$ 38,238,911
Airlines – 0.5%
Aena S.A.	12,720	$ 2,195,544
Air Canada (a)	307,720	6,948,554
		$ 9,144,098
Alcoholic Beverages – 1.2%
Heineken N.V.	101,133	$ 9,073,020
Molson Coors Brewing Co.	42,628	2,839,451
Pernod Ricard S.A.	65,926	10,941,540
		$ 22,854,011
Apparel Manufacturers – 0.2%
Compagnie Financiere Richemont S.A.	63,442	$ 4,364,927
Automotive – 0.8%
Aptiv PLC	58,397	$ 4,620,955
Magna International, Inc.	143,967	7,619,365
USS Co. Ltd.	167,900	2,934,878
		$ 15,175,198
Biotechnology – 0.2%
Biogen, Inc. (a)	13,069	$ 4,362,171
Broadcasting – 0.7%
Omnicom Group, Inc.	118,583	$ 9,235,244
Publicis Groupe	60,565	3,694,900
		$ 12,930,144
Brokerage & Asset Managers – 0.6%
ASX Ltd.	21,032	$ 975,526
BlackRock, Inc.	16,845	6,992,023
TMX Group Ltd.	45,591	2,746,667
		$ 10,714,216
Business Services – 4.7%
Accenture PLC, “A”	108,669	$ 16,686,125
Bunzl PLC	121,677	3,830,197
CGI Group, Inc., “A” (a)	52,529	3,472,883
Cognizant Technology Solutions Corp., “A”	75,553	5,264,533
Compass Group PLC	484,754	10,366,773
DXC Technology Co.	88,392	5,667,695
Equifax, Inc.	44,292	4,740,130
Experian PLC	198,374	4,974,782
Fidelity National Information Services, Inc.	43,943	4,593,362
Fiserv, Inc. (a)	71,322	5,914,734
Nomura Research Institute Ltd.	112,100	4,569,419
Secom Co. Ltd.	96,800	8,087,921
SGS S.A.	1,291	3,109,201

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Thomson Reuters Corp.	95,851	$ 5,016,841
		$ 86,294,596
Cable TV – 0.8%
Comcast Corp., “A”	404,903	$ 14,807,303
Chemicals – 1.8%
3M Co.	50,673	$ 10,149,802
CF Industries Holdings, Inc.	33,487	1,461,707
Givaudan S.A.	3,767	9,121,561
LyondellBasell Industries N.V., “A”	14,873	1,293,505
PPG Industries, Inc.	103,018	10,862,218
		$ 32,888,793
Computer Software – 0.4%
Adobe Systems, Inc. (a)	11,465	$ 2,841,256
Cadence Design Systems, Inc. (a)	87,447	4,200,080
		$ 7,041,336
Computer Software - Systems – 0.6%
Amadeus IT Group S.A.	96,835	$ 7,035,954
Hitachi Ltd.	107,700	3,380,360
		$ 10,416,314
Construction – 0.8%
Persimmon PLC	82,176	$ 2,559,823
Sherwin-Williams Co.	15,508	6,536,932
Stanley Black & Decker, Inc.	51,688	6,535,431
		$ 15,632,186
Consumer Products – 1.7%
Colgate-Palmolive Co.	61,181	$ 3,957,187
Kao Corp.	98,500	6,937,728
Kimberly-Clark Corp.	94,679	10,545,347
Reckitt Benckiser Group PLC	122,248	9,400,762
		$ 30,841,024
Containers – 0.2%
Amcor Ltd.	295,103	$ 2,932,453
Electrical Equipment – 2.0%
Johnson Controls International PLC	222,593	$ 7,516,966
Legrand S.A.	73,332	4,344,517
OMRON Corp.	107,000	4,371,357
Schneider Electric S.A.	256,804	18,247,661
Spectris PLC	58,888	2,008,947
		$ 36,489,448
Electronics – 3.2%
Analog Devices, Inc.	68,960	$ 6,817,386
Halma PLC	201,785	3,705,257
Hoya Corp.	62,600	3,619,507
Kyocera Corp.	65,100	3,654,087
Samsung Electronics Co. Ltd.	99,341	4,150,760
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	638,764	24,030,302
Texas Instruments, Inc.	133,264	13,417,019
		$ 59,394,318

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 1.0%
Marathon Petroleum Corp.	144,830	$ 9,596,436
Occidental Petroleum Corp.	49,203	3,285,776
Phillips 66	51,996	4,960,938
		$ 17,843,150
Energy - Integrated – 1.6%
BP PLC	464,707	$ 3,170,060
Chevron Corp.	33,141	3,799,616
China Petroleum & Chemical Corp.	3,374,000	2,814,452
Exxon Mobil Corp.	113,845	8,342,561
Galp Energia SGPS S.A.	228,338	3,566,198
LUKOIL PJSC, ADR	59,321	4,757,544
Suncor Energy, Inc.	123,836	3,994,193
		$ 30,444,624
Food & Beverages – 2.4%
Danone S.A.	93,599	$ 6,802,971
General Mills, Inc.	159,724	7,098,135
J.M. Smucker Co.	21,849	2,291,523
Marine Harvest A.S.A.	231,006	5,083,586
Nestle S.A.	217,980	18,947,349
Tyson Foods, Inc., “A”	58,681	3,633,528
		$ 43,857,092
Food & Drug Stores – 0.2%
Wesfarmers Ltd.	193,187	$ 4,523,174
Health Maintenance Organizations – 0.4%
Cigna Corp.	35,218	$ 7,036,908
Insurance – 3.5%
Aon PLC	101,914	$ 15,922,024
AXA	149,647	3,467,684
Chubb Ltd.	67,120	8,930,316
Hiscox Ltd.	112,743	2,096,849
MetLife, Inc.	182,933	8,354,550
Prudential Financial, Inc.	38,611	3,557,617
Samsung Fire & Marine Insurance Co. Ltd.	2,231	547,399
Travelers Cos., Inc.	83,590	10,493,889
Zurich Insurance Group AG	36,607	11,474,083
		$ 64,844,411
Machinery & Tools – 0.9%
Eaton Corp. PLC	112,716	$ 8,594,595
Illinois Tool Works, Inc.	61,880	8,496,743
		$ 17,091,338
Major Banks – 4.4%
ABSA Group Ltd.	218,634	$ 3,046,000
Bank of New York Mellon Corp.	138,612	7,252,180
China Construction Bank	8,208,000	7,413,120
Goldman Sachs Group, Inc.	24,455	4,842,335
JPMorgan Chase & Co.	185,934	19,244,169
PNC Financial Services Group, Inc.	34,735	4,260,942
Royal Bank of Canada	61,835	4,710,590
State Street Corp.	102,111	7,239,670
Svenska Handelsbanken AB	86,109	934,524
UBS Group AG	754,159	9,745,028

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
Wells Fargo & Co.	267,863	$ 13,101,179
		$ 81,789,737
Medical & Health Technology & Services – 0.8%
HCA Healthcare, Inc.	59,210	$ 8,255,650
McKesson Corp.	14,266	1,829,615
Sonic Healthcare Ltd.	180,746	3,028,113
Walgreens Boots Alliance, Inc.	21,571	1,558,720
		$ 14,672,098
Medical Equipment – 1.8%
Abbott Laboratories	139,984	$ 10,216,032
Danaher Corp.	63,671	7,062,387
Medtronic PLC	124,123	10,971,232
Thermo Fisher Scientific, Inc.	17,310	4,252,548
		$ 32,502,199
Natural Gas - Distribution – 0.2%
ENGIE	224,568	$ 3,594,712
Natural Gas - Pipeline – 0.2%
Enterprise Products Partners LP	154,431	$ 4,273,106
Network & Telecom – 0.2%
Cisco Systems, Inc.	91,647	$ 4,333,987
Oil Services – 0.3%
Schlumberger Ltd.	140,342	$ 6,204,520
Other Banks & Diversified Financials – 1.8%
Agricultural Bank of China Ltd., “H”	2,496,000	$ 1,185,091
American Express Co.	33,600	3,450,720
Citigroup, Inc.	115,002	7,413,029
DBS Group Holdings Ltd.	79,100	1,407,671
ING Groep N.V.	276,168	3,259,643
KBC Group N.V.	61,092	4,145,207
Komercni Banka A.S.	13,580	546,716
ORIX Corp.	94,400	1,421,308
Sberbank of Russia, ADR	91,116	1,236,900
U.S. Bancorp	181,670	9,294,237
		$ 33,360,522
Pharmaceuticals – 5.5%
Bayer AG	157,706	$ 11,949,780
Bristol-Myers Squibb Co.	154,509	7,628,109
Eli Lilly & Co.	30,149	3,613,659
Johnson & Johnson	144,754	19,263,862
Novartis AG	172,105	14,970,167
Pfizer, Inc.	436,798	18,542,075
Roche Holding AG	83,136	22,066,215
Santen Pharmaceutical Co. Ltd.	310,600	4,274,404
		$ 102,308,271
Printing & Publishing – 0.7%
Moody's Corp.	41,925	$ 6,645,532
RELX PLC	259,253	5,734,519
		$ 12,380,051

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 0.3%
Canadian National Railway Co.	28,484	$ 2,378,984
Union Pacific Corp.	20,164	3,207,487
		$ 5,586,471
Real Estate – 1.4%
CK Asset Holdings Ltd.	357,000	$ 3,028,450
Deutsche Wohnen SE	195,801	9,769,121
Grand City Properties S.A.	100,072	2,485,570
Medical Properties Trust, Inc., REIT	288,426	5,249,353
Public Storage, Inc., REIT	8,422	1,789,844
Store Capital Corp., REIT	48,282	1,560,474
Unibail-Rodamco-Westfield, REIT	15,854	2,851,902
		$ 26,734,714
Restaurants – 0.4%
Greggs PLC	104,616	$ 2,126,823
Starbucks Corp.	68,645	4,677,470
		$ 6,804,293
Specialty Chemicals – 0.6%
Akzo Nobel N.V.	68,656	$ 5,922,064
PTT Global Chemical PLC	2,654,000	5,776,490
		$ 11,698,554
Specialty Stores – 0.1%
Dufry AG (l)	23,473	$ 2,343,405
Telecommunications - Wireless – 1.5%
KDDI Corp.	798,700	$ 19,966,584
SK Telecom Co. Ltd.	10,608	2,453,356
Vodafone Group PLC	3,009,893	5,470,827
		$ 27,890,767
Telephone Services – 0.4%
TELUS Corp.	101,716	$ 3,562,518
TELUS Corp.	35,736	1,251,832
Verizon Communications, Inc.	53,210	2,929,742
		$ 7,744,092
Tobacco – 2.7%
Altria Group, Inc.	156,432	$ 7,719,919
British American Tobacco PLC	52,790	1,860,462
Imperial Brands PLC	139,076	4,605,905
Japan Tobacco, Inc.	463,600	11,704,384
Philip Morris International, Inc.	306,096	23,483,685
		$ 49,374,355
Trucking – 0.2%
United Parcel Service, Inc., “B”	33,998	$ 3,583,389
Utilities - Electric Power – 1.8%
Duke Energy Corp.	100,182	$ 8,793,976
E.ON AG	165,082	1,829,064
Exelon Corp.	207,090	9,890,618
SSE PLC	598,931	9,191,027
Xcel Energy, Inc.	60,382	3,161,602
		$ 32,866,287
Total Common Stocks		$ 1,070,207,674

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – 36.7%
Aerospace – 0.2%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		$630,000	$ 604,926
L3 Technologies, Inc., 3.85%, 6/15/2023		1,094,000	1,105,405
Lockheed Martin Corp., 3.55%, 1/15/2026		795,000	805,335
Rolls-Royce Holdings PLC, 0.875%, 5/09/2024	EUR	750,000	843,252
			$ 3,358,918
Apparel Manufacturers – 0.0%
Coach, Inc., 4.125%, 7/15/2027		$802,000	$ 752,760
Asset-Backed & Securitized – 1.7%
A Voce CLO Ltd., 2014-1A, “A1R”, FLR, 3.947% (LIBOR - 3mo. + 1.16%), 7/15/2026 (n)		$2,845,495	$ 2,846,289
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 3.659% (LIBOR - 1mo. + 1.15%), 3/15/2028 (n)		433,435	434,262
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.509% (LIBOR - 1mo. + 1%), 6/15/2028 (z)		481,757	482,670
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048		1,995,691	2,038,701
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)		1,153,838	1,151,044
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.687% (LIBOR - 3mo. + 0.9%), 4/15/2029 (z)		2,569,000	2,543,310
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.807% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)		2,966,973	2,931,826
Flatiron CLO Ltd., 2013-1A, “A2R”, FLR, 4.423% (LIBOR - 3mo. + 1.65%), 1/17/2026 (n)		3,092,916	3,093,262
Fort Cre LLC, 2018-1A, “A1”, FLR, 3.869% (LIBOR - 1mo. + 1.2%), 10/21/2023 (n)		1,254,500	1,243,817
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048		2,620,000	2,651,481
Kref Ltd., 2018-FL1, “A”, FLR, 3.608%, 6/15/2036 (z)		1,648,500	1,632,015
Magnetite CLO Ltd., 2012-7A, “A1R2”, FLR, 3.587%, 1/15/2028 (n)		2,978,000	2,926,218
Octagon Investment Partners XVII Ltd., 2013-1A, “BR2”, FLR, 4.17% (LIBOR - 3mo. + 1.4%), 1/25/2031 (n)		4,314,000	4,205,973
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048		2,322,687	2,346,958
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048		1,013,505	1,003,591
			$ 31,531,417
Automotive – 0.4%
FCA Bank S.p.A., 1%, 2/21/2022	EUR	500,000	$ 566,570
Ferrari N.V., 1.5%, 3/16/2023		1,700,000	1,953,226
General Motors Co., 6.75%, 4/01/2046		$850,000	872,635
General Motors Financial Co., Inc., 4.35%, 1/17/2027		704,000	659,060
Lear Corp., 3.8%, 9/15/2027		695,000	642,593
Volkswagen Bank GmbH, 0.75%, 6/15/2023	EUR	670,000	742,727
Volkswagen International Finance N.V., 1.875%, 3/30/2027		500,000	546,089
Volkswagen International Finance N.V., 3.375%, 6/27/2059		700,000	770,701
Volkswagen International Finance N.V., 2.7% to 12/14/2022, FLR (EUR Swap Rate-5yr. + 2.54%) to 12/14/27, (EUR Swap Rate - 5yr. + 2.79%) to 12/14/42, (EUR Swap Rate - 5yr. + 3.54%) to 12/31/2099		600,000	667,513
			$ 7,421,114
Broadcasting – 0.2%
Fox Corp., 4.709%, 1/25/2029 (z)		$217,000	$ 226,377
Relx Finance B.V., 1%, 3/22/2024	EUR	600,000	689,047
SES S.A., 1.625%, 3/22/2026		1,100,000	1,231,965
WPP Finance, 1.375%, 3/20/2025		700,000	782,992
WPP Finance 2013, 2.875%, 9/14/2046	GBP	1,000,000	1,031,421
			$ 3,961,802
Brokerage & Asset Managers – 0.3%
Charles Schwab Corp., 3.85%, 5/21/2025		$1,170,000	$ 1,206,073
E*TRADE Financial Corp., 2.95%, 8/24/2022		822,000	799,857
Euroclear Investments S.A., 2.625% to 4/11/2028, FLR (EUR Swap Rate - 5yr. + 1.659%) to 4/11/2048	EUR	700,000	781,189
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		$538,000	535,314
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		883,000	899,367
TD Ameritrade Holding Corp., 2.95%, 4/01/2022		715,000	715,730
			$ 4,937,530

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – 0.1%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		$1,033,000	$ 913,378
Martin Marietta Materials, Inc., 4.25%, 7/02/2024		400,000	404,933
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		544,000	501,483
Martin Marietta Materials, Inc., 3.5%, 12/15/2027		764,000	702,545
			$ 2,522,339
Business Services – 0.1%
Cisco Systems, Inc., 2.2%, 2/28/2021		$1,211,000	$ 1,198,968
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		320,000	320,010
Fidelity National Information Services, Inc., 5%, 10/15/2025		114,000	120,657
Fidelity National Information Services, Inc., 3%, 8/15/2026		1,032,000	959,956
			$ 2,599,591
Cable TV – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$743,000	$ 793,380
Cox Communications, Inc., 3.25%, 12/15/2022 (n)		595,000	587,732
Eutelsat S.A., 2%, 10/02/2025	EUR	500,000	557,392
Sky PLC, 2.5%, 9/15/2026		1,100,000	1,347,443
			$ 3,285,947
Chemicals – 0.3%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$1,031,000	$ 985,404
Argentum Netherlands B.V. for Givaudan S.A., 2%, 9/17/2030	EUR	600,000	716,737
LyondellBasell Industries N.V., 5%, 4/15/2019		$299,000	299,057
Sasol Chemicals (USA) LLC, 5.875%, 3/27/2024		1,464,000	1,510,100
Sasol Financing USA LLC, 6.5%, 9/27/2028		2,480,000	2,618,110
			$ 6,129,408
Computer Software – 0.2%
Microsoft Corp., 4.1%, 2/06/2037		$2,140,000	$ 2,254,961
Ubisoft Entertainment S.A., 1.289%, 1/30/2023	EUR	700,000	795,604
			$ 3,050,565
Computer Software - Systems – 0.2%
Apple, Inc., 2.7%, 5/13/2022		$598,000	$ 597,890
Apple, Inc., 4.5%, 2/23/2036		1,752,000	1,877,849
Apple, Inc., 3.6%, 7/31/2042	GBP	400,000	610,351
Apple, Inc., 4.25%, 2/09/2047		$348,000	356,487
			$ 3,442,577
Conglomerates – 0.2%
General Electric Co., 4.5%, 3/11/2044		$359,000	$ 309,063
Roper Technologies, Inc., 4.2%, 9/15/2028		787,000	793,489
Smiths Group PLC, 2%, 2/23/2027	EUR	600,000	680,222
United Technologies Corp., 4.625%, 11/16/2048		$999,000	1,027,186
Wabtec Corp., 4.7%, 9/15/2028		747,000	710,912
			$ 3,520,872
Consumer Products – 0.2%
JAB Holdings B.V., 2%, 5/18/2028	EUR	700,000	$ 790,658
JAB Holdings B.V., 2.5%, 6/25/2029		1,000,000	1,164,511
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		$731,000	731,890
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		1,016,000	961,789
			$ 3,648,848
Consumer Services – 0.3%
Experian Finance PLC, 4.25%, 2/01/2029 (n)		$1,333,000	$ 1,344,282
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	750,000	858,393
ManpowerGroup, Inc., 1.75%, 6/22/2026		900,000	1,040,973

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Priceline Group, Inc., 1.8%, 3/03/2027	EUR	751,000	$ 873,394
Priceline Group, Inc., 3.55%, 3/15/2028		$587,000	565,610
Visa, Inc., 4.15%, 12/14/2035		984,000	1,042,541
Visa, Inc., 3.65%, 9/15/2047		658,000	634,656
			$ 6,359,849
Electronics – 0.2%
ASML Holding N.V., 1.375%, 7/07/2026	EUR	1,450,000	$ 1,685,650
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$1,771,000	1,627,272
			$ 3,312,922
Emerging Market Quasi-Sovereign – 0.6%
Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)		$1,590,000	$ 1,682,461
Petroleos Mexicanos, 1.875%, 4/21/2022	EUR	650,000	712,370
Petroleos Mexicanos, 6.5%, 1/23/2029		$2,739,000	2,580,823
PT Pertamina Persero, 6%, 5/03/2042 (n)		3,240,000	3,414,662
PT Perusahaan Listrik Negara, 2.875%, 10/25/2025 (n)	EUR	900,000	1,061,544
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027		$1,939,000	1,892,185
			$ 11,344,045
Emerging Market Sovereign – 1.0%
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$3,798,000	$ 3,877,796
Republic of Hungary, 5.375%, 2/21/2023		3,148,000	3,360,270
Republic of Indonesia, 8.25%, 5/15/2029	IDR	91,845,000,000	6,614,529
Republic of Indonesia, 8.375%, 3/15/2034		51,090,000,000	3,616,203
United Mexican States, 4.6%, 2/10/2048		$702,000	647,953
			$ 18,116,751
Energy - Independent – 0.2%
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		$3,609,000	$ 3,473,662
Energy - Integrated – 0.0%
Eni S.p.A., 4%, 9/12/2023 (n)		$680,000	$ 685,885
Financial Institutions – 0.2%
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027		$1,592,000	$ 1,432,040
EXOR N.V., 1.75%, 1/18/2028	EUR	900,000	984,190
GE Capital International Funding Co., 3.373%, 11/15/2025		$1,916,000	1,826,080
			$ 4,242,310
Food & Beverages – 0.6%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	660,000	$ 726,359
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022		$376,000	382,913
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		1,251,000	1,248,107
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		426,000	389,418
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		965,000	1,007,671
Constellation Brands, Inc., 4.4%, 11/15/2025		1,243,000	1,281,014
Danone S.A., 2.077%, 11/02/2021 (n)		1,298,000	1,254,991
Danone S.A., 2.589%, 11/02/2023 (n)		3,035,000	2,918,860
Kraft Heinz Foods Co., 5.2%, 7/15/2045		128,000	120,794
Kraft Heinz Foods Co., 4.375%, 6/01/2046		545,000	469,529
PepsiCo, Inc., 3.1%, 7/17/2022		651,000	658,869
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		300,000	302,301
			$ 10,760,826
Forest & Paper Products – 0.1%
Suzano Austria GmbH, 6%, 1/15/2029 (z)		$1,279,000	$ 1,338,154

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 0.0%
InterContinental Hotels Group PLC, 3.75%, 8/14/2025	GBP	510,000	$ 698,929
Health Maintenance Organizations – 0.1%
Halfmoon Parent, Inc., 4.125%, 11/15/2025 (n)		$1,074,000	$ 1,095,765
Industrial – 0.1%
Grainger PLC, 3.375%, 4/24/2028	GBP	600,000	$ 780,338
Investor AB, 1.5%, 9/12/2030	EUR	550,000	644,306
			$ 1,424,644
Insurance – 0.1%
American International Group, Inc., 1.875%, 6/21/2027	EUR	850,000	$ 962,974
Argentum Netherlands BV for Zurich Insurance Co. Ltd., 3.5% to 10/01/2026, FLR (EURIBOR - 3mo. + 3.95%) to 10/01/2046		700,000	863,282
NN Group N.V., 4.625% to 4/08/2024, FLR (EURIBOR - 3mo. + 3.95%) to 4/08/2044		700,000	866,202
			$ 2,692,458
Insurance - Health – 0.1%
Aetna, Inc., 2.8%, 6/15/2023		$1,094,000	$ 1,063,943
Insurance - Property & Casualty – 0.3%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$694,000	$ 689,373
Berkshire Hathaway, Inc., 4.5%, 2/11/2043		475,000	507,628
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		284,000	281,603
Chubb INA Holdings, Inc., 2.5%, 3/15/2038	EUR	618,000	711,949
Hiscox Ltd., 6.125% to 11/24/2025, FLR (GBP LIBOR - 3mo. + 5.076%) to 11/24/2045	GBP	650,000	901,868
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		$500,000	499,032
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		532,000	511,747
QBE Capital Funding IV LP, 7.5% to 5/24/2021, FLR (GBP Swap Rate - 10yr. + 4.003%) to 5/24/2041	GBP	300,000	420,913
QBE Insurance Group Ltd., 6.115%, 5/24/2042		100,000	141,224
XLIT Ltd., 3.25% to 6/29/2027, FLR (EURIBOR - 3mo. + 2.9%) to 6/29/2047	EUR	1,120,000	1,295,156
			$ 5,960,493
International Market Quasi-Sovereign – 0.4%
BNG Bank N.V., 0.75%, 1/11/2028	EUR	4,109,000	$ 4,762,251
Islandsbanki, 1.125%, 1/19/2024		950,000	1,043,919
KFW Government Development Banks, 4%, 2/27/2025	AUD	300,000	236,020
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)		$1,450,000	1,413,938
			$ 7,456,128
International Market Sovereign – 11.2%
Commonwealth of Australia, 2.75%, 11/21/2028	AUD	9,780,000	$ 7,419,286
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	5,160,000	8,403,959
Federal Republic of Germany, 2.5%, 8/15/2046		5,145,000	8,511,347
Government of Canada, 1.5%, 6/01/2026	CAD	15,646,000	11,620,038
Government of Canada, 5.75%, 6/01/2033		11,463,000	12,758,264
Government of Canada, Inflation Linked Bond, 4.25%, 12/01/2026		5,426,150	5,356,689
Government of Japan, 1.7%, 9/20/2032	JPY	1,268,550,000	14,017,696
Government of Japan, 2.4%, 3/20/2037		963,850,000	11,973,242
Government of Japan, 0.5%, 6/20/2038		3,008,400,000	27,966,727
Kingdom of Belgium, 1.6%, 6/22/2047	EUR	2,980,000	3,409,687
Kingdom of Norway, 2%, 4/26/2028	NOK	82,905,000	10,064,259
Kingdom of Spain, 2.75%, 10/31/2024	EUR	6,660,000	8,599,470
Kingdom of Spain, 5.15%, 10/31/2028		11,789,000	18,359,890
Kingdom of Spain, 5.15%, 10/31/2044		1,280,000	2,293,537
Republic of Italy, 2%, 2/01/2028		8,319,000	9,224,652
Republic of Italy, 1.65%, 3/01/2032		1,494,000	1,500,246
Republic of Italy, 4%, 2/01/2037		2,980,000	3,820,667
Republic of Portugal, 2.875%, 10/15/2025		12,809,000	16,544,350

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Republic of Portugal, 2.125%, 10/17/2028	EUR	12,898,000	$ 15,611,039
Republic of Portugal, 4.1%, 4/15/2037		1,510,000	2,176,261
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	1,284,000	2,201,617
United Kingdom Treasury, 3.75%, 7/22/2052		2,305,000	4,631,885
United Kingdom Treasury, 4%, 1/22/2060		700,000	1,566,900
			$ 208,031,708
Local Authorities – 0.1%
Province of Alberta, 4.5%, 12/01/2040	CAD	710,000	$ 654,987
Province of British Columbia, 2.3%, 6/18/2026		1,895,000	1,424,895
			$ 2,079,882
Machinery & Tools – 0.1%
CNH Industrial Finance S.p.A., 1.875%, 1/19/2026	EUR	1,000,000	$ 1,127,347
Major Banks – 1.7%
ABN AMRO Bank N.V., 2.875%, 1/18/2028	EUR	500,000	$ 601,867
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026		$1,749,000	1,722,888
Bank of America Corp., 3.5%, 4/19/2026		1,418,000	1,405,353
Bank of America Corp., 3.248%, 10/21/2027		2,844,000	2,721,287
Bank of New York Mellon Corp., 2.95%, 1/29/2023		2,800,000	2,796,536
Barclays Bank PLC, 6%, 1/14/2021	EUR	1,012,000	1,257,648
Barclays PLC, 3.125%, 1/17/2024	GBP	750,000	986,282
Credit Agricole S.A., 0.75%, 12/05/2023	EUR	700,000	807,500
Credit Suisse Group AG, 1.25% to 7/17/2024, FLR (EUR Swap Rate - 1yr. + 0.75%) to 7/17/2025		850,000	959,680
Credit Suisse Group AG, 3.869%, 1/12/2029 (n)		$1,500,000	1,432,017
HSBC Holdings PLC, 4.375%, 11/23/2026		1,075,000	1,078,434
JPMorgan Chase & Co., 4.5%, 1/24/2022		1,532,000	1,596,193
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,811,000	1,730,014
JPMorgan Chase & Co., 3.54%, 5/01/2028		1,187,000	1,161,114
Morgan Stanley, 5.5%, 7/28/2021		490,000	517,928
Morgan Stanley, 3.125%, 1/23/2023		1,982,000	1,968,312
Morgan Stanley, 3.95%, 4/23/2027		1,588,000	1,549,525
Nationwide Building Society, 1.5%, 3/08/2026	EUR	400,000	447,703
Royal Bank of Scotland Group PLC, 3.875%, 9/12/2023		$920,000	903,709
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		996,000	982,788
Svenska Handelsbanken AB, 5.25%, 12/29/2049		1,291,000	1,274,863
UBS Group Funding (Jersey) Ltd., 1.5%, 11/30/2024	EUR	800,000	927,767
UBS Group Funding (Switzerland) AG, 2.859% to 8/15/2022, FLR (LIBOR - 3mo. + 0.954%) to 8/15/2023 (n)		$1,972,000	1,918,682
Wells Fargo & Co., 4.15%, 1/24/2029		852,000	874,973
			$ 31,623,063
Medical & Health Technology & Services – 0.4%
Becton, Dickinson and Co., 1.401%, 5/24/2023	EUR	1,400,000	$ 1,617,631
Becton, Dickinson and Co., 3.734%, 12/15/2024		$932,000	929,014
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		1,034,000	1,031,523
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		642,000	601,193
Northwell Healthcare, Inc., 4.26%, 11/01/2047		667,000	639,859
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		1,872,000	1,845,452
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026		617,000	584,339
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027		395,000	376,734
			$ 7,625,745
Medical Equipment – 0.1%
Abbott Laboratories, 4.9%, 11/30/2046		$1,237,000	$ 1,377,127
Metals & Mining – 0.1%
Glencore Funding LLC, 3%, 10/27/2022 (n)		$1,485,000	$ 1,436,604

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – 0.2%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$685,000	$ 680,984
MPLX LP, 4.5%, 4/15/2038		833,000	764,654
ONEOK, Inc., 4.95%, 7/13/2047		1,972,000	1,867,960
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		1,376,000	1,350,423
			$ 4,664,021
Mortgage-Backed – 2.6%
Fannie Mae, 5.18%, 3/01/2019		$295,210	$ 294,582
Fannie Mae, 4.5%, 3/01/2025 - 2/01/2046		9,838,133	10,335,762
Fannie Mae, 5.5%, 1/01/2037		31,240	34,045
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		309,787	338,663
Fannie Mae, 5%, 4/01/2040 - 8/01/2040		2,224,828	2,380,404
Fannie Mae, 4%, 11/01/2040 - 2/01/2041		4,721,992	4,875,043
Fannie Mae, 3.5%, 5/01/2043 - 1/01/2047		3,887,599	3,931,279
Freddie Mac, 3.224%, 3/25/2027		4,500,000	4,526,822
Freddie Mac, 3.117%, 6/25/2027		1,483,189	1,476,888
Freddie Mac, 3.194%, 7/25/2027		3,914,000	3,912,138
Freddie Mac, 3.187%, 9/25/2027		1,792,000	1,789,469
Freddie Mac, 3.286%, 11/25/2027		2,576,000	2,588,940
Freddie Mac, 3.35%, 1/25/2028		2,733,000	2,759,628
Freddie Mac, 5.5%, 7/01/2037		63,360	68,698
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		2,928,602	3,080,004
Freddie Mac, 5%, 7/01/2041		1,499,488	1,603,103
Freddie Mac, 3.5%, 1/01/2047		2,575,468	2,595,915
Ginnie Mae, 5%, 5/15/2040		494,915	519,700
Ginnie Mae, 3.5%, 6/20/2043		1,384,126	1,408,692
			$ 48,519,775
Municipals – 0.1%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027		$100,000	$ 103,497
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030		992,000	1,058,752
Puerto Rico Electric Power Authority Rev., “PP”, 5%, 7/01/2022		425,000	427,779
			$ 1,590,028
Natural Gas - Distribution – 0.1%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$1,037,000	$ 991,517
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		1,440,000	1,429,200
			$ 2,420,717
Network & Telecom – 0.3%
AT&T, Inc., 4.75%, 5/15/2046		$983,000	$ 919,580
British Telecommunications PLC, 3.125%, 11/21/2031	GBP	400,000	515,215
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026 (n)		$3,399,000	3,268,100
			$ 4,702,895
Oils – 0.2%
Marathon Petroleum Corp., 3.4%, 12/15/2020		$524,000	$ 524,120
Marathon Petroleum Corp., 3.625%, 9/15/2024		1,138,000	1,122,356
Neste Oyj, 1.5%, 6/07/2024	EUR	1,100,000	1,277,953
Phillips 66, 4.875%, 11/15/2044		$750,000	776,632
			$ 3,701,061
Other Banks & Diversified Financials – 0.6%
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	600,000	$ 718,503
BPCE S.A., 0.625%, 9/26/2023		600,000	686,595
BPCE S.A., 5.25%, 4/16/2029	GBP	700,000	1,063,527
Citizens Financial Group, Inc., 2.375%, 7/28/2021		$1,005,000	982,548
Deutsche Bank AG, 1.875%, 2/28/2020	GBP	800,000	1,039,119
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$300,000	297,697

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	550,000	$ 759,345
Intesa Sanpaolo S.p.A. , 2.125%, 8/30/2023	EUR	500,000	578,723
KBC Group N.V., 0.875%, 6/27/2023		700,000	802,983
Macquarie Group Ltd., 1.25%, 3/05/2025		700,000	785,571
UBS AG, 5.125%, 5/15/2024		$1,730,000	1,749,950
UniCredit S.p.A., 1%, 1/18/2023	EUR	1,200,000	1,298,020
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)		$742,000	758,007
			$ 11,520,588
Pharmaceuticals – 0.2%
Allergan Funding SCS, 2.625%, 11/15/2028	EUR	710,000	$ 830,551
Bayer Capital Corp. B.V., 1.5%, 6/26/2026		800,000	906,796
Takeda Pharmaceutical Co. Ltd., 1.125%, 11/21/2022 (z)		1,000,000	1,157,638
Takeda Pharmaceutical Co. Ltd., 2.25%, 11/21/2026 (z)		900,000	1,071,273
			$ 3,966,258
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028		$1,249,000	$ 1,270,427
Real Estate - Apartment – 0.1%
Grand City Properties S.A., 1.375%, 8/03/2026	EUR	1,100,000	$ 1,194,592
Real Estate - Office – 0.2%
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		$669,000	$ 653,077
Merlin Properties SOCIMI S.A., REIT, 2.225%, 4/25/2023	EUR	1,000,000	1,185,253
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026		1,256,000	1,398,109
			$ 3,236,439
Retailers – 0.2%
Best Buy Co., Inc., 4.45%, 10/01/2028		$1,000,000	$ 951,407
Home Depot, Inc., 2.625%, 6/01/2022		1,400,000	1,395,536
Home Depot, Inc., 3%, 4/01/2026		916,000	900,097
Home Depot, Inc., 4.875%, 2/15/2044		500,000	555,040
			$ 3,802,080
Specialty Stores – 0.0%
Richemont International S.A., 1.5%, 3/26/2030	EUR	850,000	$ 991,858
Supermarkets – 0.1%
Esselunga S.p.A., 0.875%, 10/25/2023	EUR	850,000	$ 941,211
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	725,000	589,766
			$ 1,530,977
Supranational – 0.5%
European Stability Mechanism, 0.75%, 3/15/2027	EUR	7,310,000	$ 8,587,647
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	600,000	441,147
International Bank for Reconstruction and Development, 4.25%, 6/24/2025		440,000	352,504
International Finance Corp., 3.25%, 7/22/2019		635,000	463,833
			$ 9,845,131
Telecommunications - Wireless – 0.2%
American Tower Corp., REIT, 3.5%, 1/31/2023		$502,000	$ 499,684
American Tower Corp., REIT, 4%, 6/01/2025		1,250,000	1,255,475
Crown Castle International Corp., 2.25%, 9/01/2021		1,466,000	1,424,460
Crown Castle International Corp., 3.7%, 6/15/2026		515,000	499,876
SBA Tower Trust, 2.898%, 10/15/2044 (n)		588,000	585,963
			$ 4,265,458

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telephone Services – 0.0%
TELUS Corp., 5.05%, 7/23/2020	CAD	734,000	$ 578,575
Tobacco – 0.1%
B.A.T. International Finance PLC, 0.875%, 10/13/2023	EUR	500,000	$ 563,928
Imperial Brands Finance PLC, 1.375%, 1/27/2025		550,000	616,114
			$ 1,180,042
Transportation - Services – 0.3%
Autostrade per l'Italia S.p.A., 6.25%, 6/09/2022	GBP	625,000	$ 882,454
Compagnie Financiere et Industrielle des Autoroutes S.A., 0.75%, 9/09/2028	EUR	900,000	974,585
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$627,000	774,873
Heathrow Funding Ltd., 1.875%, 7/12/2032	EUR	700,000	797,450
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	375,000	612,098
Transurban Finance Co., 1.75%, 3/29/2028	EUR	1,050,000	1,198,966
			$ 5,240,426
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 5.09%, 10/01/2025		$15,546	$ 16,077
Small Business Administration, 5.21%, 1/01/2026		192,821	200,543
Small Business Administration, 5.31%, 5/01/2027		142,374	149,642
Small Business Administration, 2.22%, 3/01/2033		719,087	695,687
			$ 1,061,949
U.S. Treasury Obligations – 7.2%
U.S. Treasury Bonds, 4.5%, 2/15/2036		$3,814,000	$ 4,721,166
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)		10,341,600	12,948,814
U.S. Treasury Bonds, 3.625%, 2/15/2044		9,889,000	10,993,787
U.S. Treasury Bonds, 3%, 5/15/2047		5,379,000	5,372,276
U.S. Treasury Bonds, TIPS, 0.25%, 1/15/2025		16,951,273	16,491,184
U.S. Treasury Bonds, TIPS, 0.375%, 1/15/2027		5,258,635	5,098,617
U.S. Treasury Notes, 2.125%, 9/30/2024		13,579,000	13,327,046
U.S. Treasury Notes, 2%, 11/15/2026		10,560,000	10,135,537
U.S. Treasury Notes, 2.75%, 2/15/2028 (f)		29,673,000	29,979,003
U.S. Treasury Notes, 2.875%, 5/15/2028		23,113,900	23,578,887
			$ 132,646,317
Utilities - Electric Power – 1.0%
Duke Energy Corp., 2.65%, 9/01/2026		$1,361,000	$ 1,268,970
Duke Energy Florida LLC, 3.2%, 1/15/2027		1,500,000	1,463,955
Emera U.S. Finance LP, 2.7%, 6/15/2021		339,000	332,115
Emera U.S. Finance LP, 3.55%, 6/15/2026		387,000	368,899
Enel Finance International N.V., 5.625%, 8/14/2024	GBP	400,000	597,229
Enel Finance International N.V., 1.125%, 9/16/2026	EUR	1,200,000	1,317,300
Enel Finance International N.V., 3.5%, 4/06/2028 (z)		$875,000	771,287
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		456,000	399,246
Enersis Americas S.A., 4%, 10/25/2026		3,133,000	3,039,010
Exelon Corp., 3.497%, 6/01/2022		636,000	631,109
innogy Finance B.V., 1.625%, 5/30/2026	EUR	900,000	1,054,386
Innogy Finance B.V., 4.75%, 1/31/2034	GBP	600,000	929,795
LLPL Capital Pte. Ltd., 6.875%, 2/04/2039 (z)		$652,000	681,122
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		1,540,000	1,494,329
PPL Capital Funding, Inc., 5%, 3/15/2044		331,000	343,261
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		189,000	194,597
Public Service Enterprise Group, 2%, 11/15/2021		1,750,000	1,684,570
Virginia Electric & Power Co., 3.5%, 3/15/2027		2,000,000	1,989,409
			$ 18,560,589
Total Bonds			$ 679,982,131

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – 0.4%
Consumer Products – 0.4%
Henkel AG & Co. KGaA	82,464	$ 8,011,678
Convertible Preferred Stocks – 0.1%
Utilities - Electric Power – 0.1%
CenterPoint Energy, Inc., 7%	31,489	$ 1,698,831
NextEra Energy, Inc., 6.123%	15,054	892,853
Total Convertible Preferred Stocks		$ 2,591,684
Investment Companies (h) – 4.6%
Money Market Funds – 4.6%
MFS Institutional Money Market Portfolio, 2.47% (v)	85,626,250	$ 85,617,687
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund, 2.31% (j)	1,712,058	$ 1,712,058

Other Assets, Less Liabilities – 0.3%		5,132,361
Net Assets – 100.0%		$ 1,853,255,273
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $85,617,687 and $1,762,505,225, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $55,828,722, representing 3.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.509% (LIBOR - 1mo. + 1%), 6/15/2028	6/14/16	$481,757	$482,670
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.687% (LIBOR - 3mo. + 0.9%), 4/15/2029	4/09/18	2,569,000	2,543,310
Enel Finance International N.V., 3.5%, 4/06/2028	10/02/18	770,625	771,287
Fox Corp., 4.709%, 1/25/2029	1/15/19	217,000	226,377
Kref Ltd., 2018-FL1, “A”, FLR, 3.608%, 6/15/2036	11/07/18	1,648,500	1,632,015
LLPL Capital Pte. Ltd., 6.875%, 2/04/2039	1/29/19	652,000	681,122
Suzano Austria GmbH, 6%, 1/15/2029	1/29/19	1,329,994	1,338,154
Takeda Pharmaceutical Co. Ltd., 1.125%, 11/21/2022	11/15/18	1,129,165	1,157,638
Takeda Pharmaceutical Co. Ltd., 2.25%, 11/21/2026	11/15/18	1,018,639	1,071,273
Total Restricted Securities			$9,903,846
% of Net assets			0.5%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
PJSC	Public Joint Stock Company

Portfolio of Investments (unaudited) – continued
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
ZAR	South African Rand
Derivative Contracts at 1/31/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	12,477,054	USD	9,422,875	Citibank N.A.	4/12/2019	$87,962
CAD	24,209,487	USD	18,308,090	JPMorgan Chase Bank N.A.	4/12/2019	145,985
CAD	5,465,000	USD	4,163,965	Merrill Lynch International	4/12/2019	1,820
CAD	6,335,016	USD	4,739,894	Morgan Stanley Capital Services, Inc.	4/12/2019	89,075
EUR	1,654,226	USD	1,898,659	Brown Brothers Harriman	4/12/2019	5,711
EUR	4,191,964	USD	4,817,036	Citibank N.A.	4/12/2019	8,819
EUR	16,786,167	USD	19,261,737	Deutsche Bank AG	4/12/2019	62,760
EUR	8,500,114	USD	9,733,081	JPMorgan Chase Bank N.A.	3/18/2019	29,945
EUR	16,094,648	USD	18,433,669	JPMorgan Chase Bank N.A.	4/12/2019	94,740
EUR	512,155	USD	587,933	Royal Bank of Scotland Group PLC	4/12/2019	1,667
GBP	578,000	USD	756,802	Barclays Bank PLC	4/12/2019	3,917
GBP	4,130,960	USD	5,303,053	Citibank N.A.	4/12/2019	133,798
GBP	435,000	USD	551,831	Deutsche Bank AG	4/12/2019	20,683
GBP	4,340,000	USD	5,706,635	Goldman Sachs International	4/12/2019	5,338
GBP	4,491,126	USD	5,759,958	JPMorgan Chase Bank N.A.	4/12/2019	150,915
GBP	186,000	USD	240,367	Royal Bank of Scotland Group PLC	4/12/2019	4,432
GBP	246,854	USD	319,521	UBS AG	4/12/2019	5,370
IDR	35,037,357,000	USD	2,266,030	JPMorgan Chase Bank N.A.	2/04/2019	241,564
ILS	2,402,000	USD	654,414	Barclays Bank PLC	4/12/2019	9,249
JPY	227,511,118	USD	2,092,152	State Street Bank Corp.	4/12/2019	8,147
KRW	5,363,620,000	USD	4,798,458	Barclays Bank PLC	3/11/2019	26,714
KRW	6,121,167,000	USD	5,478,780	JPMorgan Chase Bank N.A.	3/11/2019	27,889
MXN	45,128,885	USD	2,314,575	JPMorgan Chase Bank N.A.	4/12/2019	21,733
NOK	26,000,000	USD	3,064,121	Goldman Sachs International	4/12/2019	27,839
NZD	5,795,000	USD	3,945,600	JPMorgan Chase Bank N.A.	4/12/2019	65,366
PHP	337,177,000	USD	6,388,348	Barclays Bank PLC	2/28/2019	70,886

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
PLN	5,974,803	USD	1,605,779	Citibank N.A.	4/12/2019	$2,483
RUB	73,875,000	USD	1,105,847	JPMorgan Chase Bank N.A.	3/06/2019	19,923
SGD	2,292,000	USD	1,694,413	JPMorgan Chase Bank N.A.	4/12/2019	10,698
THB	93,457,750	USD	2,832,911	JPMorgan Chase Bank N.A.	2/13/2019	158,756
USD	5,425,834	CAD	7,111,158	JPMorgan Chase Bank N.A.	4/12/2019	5,238
USD	810,241	CHF	790,000	Barclays Bank PLC	4/12/2019	10,668
USD	6,634,279	EUR	5,730,058	Deutsche Bank AG	4/12/2019	37,746
USD	8,621,087	EUR	7,451,454	Goldman Sachs International	4/12/2019	42,856
USD	1,817,398	EUR	1,573,616	JPMorgan Chase Bank N.A.	4/12/2019	5,827
USD	2,308,952	EUR	2,000,000	Royal Bank of Scotland Group PLC	4/12/2019	6,521
USD	1,183,729	EUR	1,024,000	State Street Bank Corp.	4/12/2019	4,884
USD	1,118,773	GBP	846,000	Goldman Sachs International	4/12/2019	5,333
USD	2,106,875	GBP	1,600,000	UBS AG	4/12/2019	1,079
USD	789,279	JPY	85,000,000	Citibank N.A.	4/12/2019	4,591
USD	231,345	JPY	25,044,753	Goldman Sachs International	4/12/2019	141
USD	936,514	SEK	8,401,000	Goldman Sachs International	4/12/2019	3,077
USD	7,844,530	SEK	70,058,000	JPMorgan Chase Bank N.A.	4/12/2019	60,367
						$ 1,732,512
Liability Derivatives
CHF	5,270,000	USD	5,421,632	UBS AG	4/12/2019	$(87,771)
CZK	12,895,000	USD	576,762	Barclays Bank PLC	4/12/2019	(2,585)
DKK	13,065,598	USD	2,015,788	Royal Bank of Scotland Group PLC	4/12/2019	(320)
EUR	682,000	USD	787,988	Citibank N.A.	4/12/2019	(2,859)
EUR	401,550	USD	464,524	Deutsche Bank AG	4/12/2019	(2,253)
GBP	4,624,969	USD	6,129,113	Citibank N.A.	4/12/2019	(42,086)
JPY	878,159,568	USD	8,157,625	Citibank N.A.	4/12/2019	(50,779)
JPY	8,642,105,791	USD	80,032,466	JPMorgan Chase Bank N.A.	4/12/2019	(251,726)
JPY	169,497,660	USD	1,570,969	Morgan Stanley Capital Services, Inc.	4/12/2019	(6,229)
NOK	25,000,000	USD	2,976,673	Citibank N.A.	4/12/2019	(3,635)
SEK	109,172,843	USD	12,342,609	JPMorgan Chase Bank N.A.	4/12/2019	(212,385)
USD	2,955,264	AUD	4,124,063	Deutsche Bank AG	4/12/2019	(45,325)
USD	55,443,859	CAD	73,656,481	Citibank N.A.	4/12/2019	(701,991)
USD	1,146,364	EUR	1,000,000	Citibank N.A.	4/12/2019	(4,852)
USD	11,253,018	EUR	9,845,476	Deutsche Bank AG	4/12/2019	(81,248)
USD	3,731,693	EUR	3,248,000	Goldman Sachs International	4/12/2019	(7,455)
USD	7,469,907	EUR	6,511,335	JPMorgan Chase Bank N.A.	4/12/2019	(26,042)
USD	6,275,991	EUR	5,478,966	Royal Bank of Scotland Group PLC	4/12/2019	(31,480)
USD	286,502	EUR	250,000	UBS AG	4/12/2019	(1,301)
USD	1,552,338	GBP	1,200,000	Citibank N.A.	4/12/2019	(27,010)
USD	765,007	GBP	591,000	UBS AG	4/12/2019	(12,822)
USD	2,372,197	IDR	35,037,357,000	JPMorgan Chase Bank N.A.	2/04/2019	(135,396)
USD	204,515	JPY	22,154,000	Citibank N.A.	4/12/2019	(3)
USD	3,734,163	JPY	406,048,000	Goldman Sachs International	4/12/2019	(14,323)
USD	7,816,607	JPY	846,863,000	JPMorgan Chase Bank N.A.	4/12/2019	(1,321)
USD	755,284	KRW	852,187,000	JPMorgan Chase Bank N.A.	3/11/2019	(11,353)
USD	667,180	NOK	5,672,696	JPMorgan Chase Bank N.A.	4/12/2019	(7,426)
USD	3,223,464	NZD	4,761,422	Goldman Sachs International	4/12/2019	(72,119)
USD	21,707	ZAR	305,067	UBS AG	4/12/2019	(1,116)
						$(1,845,211)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	259	$54,992,984	March – 2019	$ 383,539
Liability Derivatives
Interest Rate Futures
German Euro-Bobl 5 yr	Short	EUR	141	$21,453,385	March – 2019	$(102,106)
German Euro-Bund 10 yr	Short	EUR	73	13,842,689	March – 2019	(205,088)
German Euro-Buxl 30 yr	Short	EUR	22	4,680,178	March – 2019	(214,091)
U.S. Treasury Note 10 yr	Short	USD	22	2,694,312	March – 2019	(17,955)
U.S. Treasury Note 5 yr	Short	USD	240	27,566,250	March – 2019	(510,847)
U.S. Treasury Ultra Note 10 yr	Short	USD	173	22,608,937	March – 2019	(764,987)
						$(1,815,074)
At January 31, 2019, the fund had cash collateral of $724,000 and other liquid securities with an aggregate value of $1,003,512 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$593,881,369	$—	$—	$593,881,369
Switzerland	96,141,936	—	—	96,141,936
Japan	71,541,575	3,380,360	—	74,921,935
United Kingdom	71,103,014	—	—	71,103,014
France	53,945,887	—	—	53,945,887
Canada	41,702,427	—	—	41,702,427
Germany	34,045,213	—	—	34,045,213
Taiwan	24,030,302	—	—	24,030,302
Netherlands	18,254,727	—	—	18,254,727
Other Countries	43,395,235	29,388,992	—	72,784,227
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	133,708,266	—	133,708,266
Non-U.S. Sovereign Debt	—	254,793,764	—	254,793,764
Municipal Bonds	—	1,590,028	—	1,590,028
U.S. Corporate Bonds	—	102,356,100	—	102,356,100
Residential Mortgage-Backed Securities	—	48,519,775	—	48,519,775
Commercial Mortgage-Backed Securities	—	10,916,563	—	10,916,563
Asset-Backed Securities (including CDOs)	—	20,614,854	—	20,614,854
Foreign Bonds	—	107,482,780	—	107,482,780
Mutual Funds	87,329,745	—	—	87,329,745
Total	$1,135,371,430	$712,751,482	$—	$1,848,122,912
Other Financial Instruments
Futures Contracts - Assets	$383,539	$—	$—	$383,539
Futures Contracts - Liabilities	(1,815,074)	—	—	(1,815,074)
Forward Foreign Currency Exchange Contracts - Assets	—	1,732,512	—	1,732,512
Forward Foreign Currency Exchange Contracts - Liabilities	—	(1,845,211)	—	(1,845,211)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	45,724,144	319,523,467	(279,621,361)	85,626,250
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(4,512)	$(1,677)	$—	$391,528	$85,617,687

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2019, are as follows:
United States	56.2%
Japan	7.1%
Switzerland	5.8%
United Kingdom	5.4%
Canada	4.1%
France	3.5%
Spain	2.2%
Portugal	2.1%
Netherlands	1.5%
Other Countries	12.1%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Quarterly Report
January 31, 2019
MFS®  Utilities Fund

Portfolio of Investments
1/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 91.4%
Cable TV – 5.6%
Altice USA, Inc.	2,904,828	$ 57,050,822
Charter Communications, Inc., “A” (a)	66,260	21,935,373
Comcast Corp., “A”	1,949,562	71,295,482
NOS, SGPS, S.A.	4,497,619	29,163,275
		$ 179,444,952
Energy - Independent – 1.9%
Enable Midstream Partners LP	780,852	$ 11,822,099
Targa Resources Corp.	320,503	13,784,834
Western Gas Equity Partners LP	1,140,430	36,003,375
		$ 61,610,308
Natural Gas - Distribution – 4.6%
China Resources Gas Group Ltd.	10,120,000	$ 39,832,554
NiSource, Inc.	1,219,518	33,268,451
Sempra Energy	632,725	74,016,171
		$ 147,117,176
Natural Gas - Pipeline – 14.2%
APA Group	2,017,845	$ 13,464,962
Cheniere Energy, Inc. (a)	874,879	57,435,806
Enbridge, Inc.	1,905,638	69,629,499
Energy Transfer LP	1,313,786	19,325,792
Enterprise Products Partners LP	2,783,557	77,021,022
EQM Midstream Partners LP	958,309	43,852,220
Equitrans Midstream Corp. (a)	909,222	18,930,002
Plains All American Pipeline LP	1,067,817	24,314,193
TransCanada Corp.	1,800,342	76,565,403
Williams Cos., Inc.	2,022,931	54,477,532
		$ 455,016,431
Pollution Control – 0.2%
Covanta Holding Corp.	408,086	$ 6,570,185
Telecommunications - Wireless – 7.0%
Advanced Info Service PLC	2,937,200	$ 16,781,314
American Tower Corp., REIT	339,915	58,750,908
Cellnex Telecom S.A.U.	1,424,860	40,103,700
KDDI Corp.	962,800	24,068,895
Millicom International Cellular S.A.	2,554	162,000
Millicom International Cellular S.A. SDR	308,922	19,323,949
Mobile TeleSystems PJSC, ADR	2,165,746	18,625,416
Tele2 AB, “B”	3,574,583	44,601,548
		$ 222,417,730
Telephone Services – 4.6%
France Telecom	1,977,615	$ 30,716,753
Hellenic Telecommunications Organization S.A.	2,328,754	29,187,134
PT XL Axiata Tbk (a)	75,827,725	11,776,430
Royal KPN N.V.	9,337,530	28,717,947
Telesites S.A.B. de C.V. (a)	11,816,800	7,415,529
TELUS Corp.	1,141,045	39,964,147
		$ 147,777,940
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 52.8%
AES Corp.	2,286,932	$ 37,482,815
Algonquin Power & Utilities Corp.	147,247	1,626,054
American Electric Power Co., Inc.	1,173,577	92,853,412
Avangrid, Inc.	192,531	9,601,521
CenterPoint Energy, Inc.	3,232,021	99,934,089
Clearway Energy, Inc.	783,359	11,515,377
CMS Energy Corp.	125,316	6,533,976
Dominion Energy, Inc.	347,024	24,374,966
Duke Energy Corp.	867,224	76,124,923
E.ON AG	1,164,855	12,906,276
Edison International	572,802	32,632,530
EDP Renovaveis S.A.	17,107,224	153,710,280
Emera, Inc. (l)	1,003,833	35,143,132
Enel S.p.A	13,326,380	80,324,266
Enersis Americas S.A., ADR	1,670,006	17,267,862
Entergy Corp.	892,910	79,638,643
Equatorial Energia S.A.	306,200	7,400,617
Evergy, Inc.	898,864	51,522,884
Eversource Energy	257,499	17,873,006
Exelon Corp.	3,463,848	165,433,381
FirstEnergy Corp.	1,457,079	57,117,497
Iberdrola S.A.	9,420,469	77,635,211
NextEra Energy Partners LP	879,959	35,339,153
NextEra Energy, Inc.	684,968	122,595,573
NRG Energy, Inc.	1,813,743	74,200,226
NTPC Ltd.	7,064,315	13,928,355
PPL Corp.	1,359,557	42,581,325
Public Service Enterprise Group, Inc.	1,694,746	92,448,394
RWE AG	1,539,881	38,141,532
SSE PLC	3,737,815	57,359,462
Vistra Energy Corp. (a)	2,434,885	61,139,962
		$ 1,686,386,700
Utilities - Water – 0.5%
Companhia de Saneamento Basico do Estado de Sao Paulo	1,283,900	$ 15,267,258
Total Common Stocks		$ 2,921,608,680
Convertible Preferred Stocks – 4.9%
Natural Gas - Distribution – 1.4%
Sempra Energy, 6%	172,694	$ 17,326,389
Sempra Energy, 6.75%	173,133	17,614,552
South Jersey Industries, Inc., 7.25%	201,300	9,887,856
		$ 44,828,797
Utilities - Electric Power – 3.5%
CenterPoint Energy, Inc., 7%	166,747	$ 8,996,000
Dominion Energy, Inc., 6.75%	706,077	33,927,000
NextEra Energy, Inc., 6.123%	768,116	45,556,960
Vistra Energy Corp., 7%	231,977	22,745,345
		$ 111,225,305
Total Convertible Preferred Stocks		$ 156,054,102
Investment Companies (h) – 3.9%
Money Market Funds – 3.9%
MFS Institutional Money Market Portfolio, 2.47% (v)	123,236,071	$ 123,223,747
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 1.0%
JPMorgan U.S. Government Money Market Fund, 2.31% (j)	33,210,000	$ 33,210,000

Other Assets, Less Liabilities – (1.2)%		(38,988,916)
Net Assets – 100.0%		$ 3,195,107,613
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $123,223,747 and $3,110,872,782, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Derivative Contracts at 1/31/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	1,214,589	USD	1,396,339	Merrill Lynch International	4/12/2019	$1,915
USD	12,921,594	EUR	11,178,255	Deutsche Bank AG	4/12/2019	53,012
USD	12,538,844	EUR	10,837,685	Goldman Sachs International	4/12/2019	62,332
USD	202,731,407	EUR	175,370,918	JPMorgan Chase Bank N.A.	4/12/2019	841,674
						$ 958,933
Liability Derivatives
EUR	1,041,179	USD	1,212,176	Citibank N.A.	4/12/2019	$(13,555)
USD	67,536,451	CAD	89,797,695	Citibank N.A.	4/12/2019	(913,302)
USD	3,465,218	CAD	4,585,977	JPMorgan Chase Bank N.A.	4/12/2019	(30,517)
USD	64,233,308	CAD	85,399,467	Morgan Stanley Capital Services, Inc.	4/12/2019	(863,825)
USD	101,383,459	EUR	88,540,407	JPMorgan Chase Bank N.A.	3/18/2019	(311,921)
USD	33,567,748	GBP	26,173,277	JPMorgan Chase Bank N.A.	4/12/2019	(879,498)
						$(3,012,618)
At January 31, 2019, the fund had cash collateral of $2,770,000 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
3

Supplemental Information
1/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).
4

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,026,852,025	$—	$—	$2,026,852,025
Canada	222,928,235	—	—	222,928,235
Portugal	182,873,555	—	—	182,873,555
Spain	117,738,910	—	—	117,738,910
Italy	80,324,265	—	—	80,324,265
Sweden	64,087,497	—	—	64,087,497
United Kingdom	57,359,462	—	—	57,359,462
Germany	51,047,808	—	—	51,047,808
China	—	39,832,554	—	39,832,554
Other Countries	203,908,802	30,709,669	—	234,618,471
Mutual Funds	156,433,747	—	—	156,433,747
Total	$3,163,554,306	$70,542,223	$—	$3,234,096,529
Other Financial Instruments
Forward Foreign Currency Exchange Contracts - Assets	$—	$958,933	$—	$958,933
Forward Foreign Currency Exchange Contracts - Liabilities	—	(3,012,618)	—	(3,012,618)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	63,843,237	208,819,054	(149,426,220)	123,236,071
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$1,974	$—	$—	$626,105	$123,223,747

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2019, are as follows:
United States	67.1%
Canada	7.0%
Portugal	5.7%
Spain	3.7%
Italy	2.5%
Sweden	2.0%
United Kingdom	1.8%
Germany	1.6%
China	1.2%
Other Countries	7.4%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
5

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VI

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: March 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: March 19, 2019

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 19, 2019

*	Print name and title of each signing officer under his or her signature.